INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (Unaudited)

ISSUER/INDUSTRY                                           SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS AND RIGHTS--95.3%
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS/ADR'S--1.9%
--------------------------------------------------------------------------------
Magyar Olaj-Es Gazipari
  Integrated Oil                                          7,400   $   199,800
Matav RT
  Telecommunications                                      7,200       211,950
Lukoil Co.
  Energy Sources                                          3,300       108,900
Telecom Argentina SA
  Telecommunications                                      6,700       199,744
                                                                  -----------
                                                                      720,394
                                                                  -----------
AUSTRALIA--1.7%
--------------------------------------------------------------------------------
Australia & New Zealand Bank
  Banking                                                14,794       102,303
Broken Hill Proprietary
  Energy Sources                                         10,500        88,969
C.S.R. Ltd.
  Building Materials                                     21,400        61,904
Centaur Mining & Exploration Ltd.*
  Gold Mines                                             57,000        19,814
Mayne Nickless
  Multi-lndustry                                         11,119        59,013
News Corp.
  Business & Public
  Services                                               20,095       164,407
North Ltd.
  Non-Ferrous Metals                                     21,500        44,309
Pacific Dunlop Ltd.
  Multi-lndustry                                         31,000        50,225
Woodside Petroleum
  Co. Ltd.
  Energy Sources                                         12,500        62,540
--------------------------------------------------------------------------------
                                                                      653,484
                                                                  -----------

BRAZIL--1.1%
--------------------------------------------------------------------------------
Light Servicos de Electricid
  Electrical & Gas Utilities                            612,000       187,852
Telecommunicacoes de Sao
  Paolo Celular--
  Preferred B
  Telecommunications                                    674,698        56,004
Telecommunicacoes de Sao
  Paolo S/A--Preferred
  Telecommunications                                    674,698       158,677
Telecommunicacoes Sao
  Paolo--Preferred Rights
  Telecommunications                                     31,709           507
                                                                  -----------
                                                                      403,040
                                                                  -----------
FINLAND--1.2%
--------------------------------------------------------------------------------
Nokia AB
  Telephone Utilities                                     4,451       327,670
UPM Kymmene Corp.
  Forest Products & Paper                                 4,979       137,169
                                                          -----   -----------
                                                                      464,839
                                                                  -----------
FRANCE--12.3%
--------------------------------------------------------------------------------
AXA-UAP
  Insurance                                               2,106       236,876
Accor French
  Leisure & Tourism                                       1,007       281,827
Alcatel Alsthom
  Electrical & Electronics                                1,063       216,444
BNP
  Banking                                                 1,769       144,547
Carrefour
  Retailing                                                 329       208,152
Casino (Etabl
   Economiques du)
  Retailing                                               1,834       146,460
France Telecom SA
  Telephone Utilities                                     4,587       316,387
Groupe Danone
  Food & Household
  Products                                                1,049       289,244
Lafarge
  Building Materials                                      1,566       161,892
L'oreal
  Pharmaceuticals & Health                                  263       146,297
Paribas
  Banking                                                 1,408       150,682
Peugeot SA
  Automobiles                                             1,689       363,184
Pinault-Printemps
  Retailing                                                 373       312,186
Rhone Poulenc
  Pharmaceuticals & Health                                2,989       168,591
Schneider SA
  Machinery & Engineering                                 1,901       151,591
Societe Generale
  Banking                                                 1,849       384,436
Societe Nationale
  Elf Aquitaine
  Energy Sources                                          1,706       239,856
Suez Lyonnaise des Eaux
  Business & Public Services                              1,166       191,900
Total SA--Class B
  Energy Sources                                          1,461       189,944
Vivendi
  Electrical & Gas Utilities                              1,470       313,904
                                                          -----   -----------
                                                                    4,614,400
                                                                  -----------
GERMANY--10.1%
--------------------------------------------------------------------------------
Adidas-Salomon AG
  Household Appliances                                      748       130,442
Allianz AG
  Insurance                                               1,174       391,561
Allianz AG--Preferred
  Insurance                                                  66        21,830
Basf AG
  Chemicals                                               3,384       160,902
Bayer AG
  Chemicals                                               3,474       179,917
Bayerische Vereinsbank
  Banking                                                 3,482       295,404
Continental AG
  Industrial Components                                   4,439       139,561
Daimler Benz
  Automobiles                                             2,763       271,941
Daimler Benz--Rights
  Automobiles                                             2,500         2,772
Deutsche Bank AG
  Banking                                                 1,560       132,000
Deutsche Telekom
  Telephone Utilities                                     6,844       187,470
Dresdner Bank AG
  Banking                                                 2,653       143,429
Lufthansa
  Airlines                                                6,050       152,470
Mann AG
  Machinery & Engineering                                   358       139,750
Mannesmann AG
  Machinery & Engineering                                 2,720       279,775
Muenchener
  Rueckversicherungs AG
  Insurance                                                 547       271,764
Preussag
  Multi-Industry                                            486       174,086
SAP--Preferred
  Data Processing &
  Reproduction                                              587       398,722
Siemens AG
  Automobiles                                             1,702       103,955
Veba AG
  Electrical & Gas Utilities                              2,958       199,037
                                                                  -----------
                                                                    3,776,788
HONG KONG--0.5%
--------------------------------------------------------------------------------
CLP Holdings
  Energy Sources                                         20,000        91,121
Hutchinson Whampoa Ltd.
  Multi-Industry                                         17,000        89,739
                                                                  -----------
                                                                      180,860
ITALY--4.8%
--------------------------------------------------------------------------------
Assicurazioni Generali Spa
  Insurance                                               8,996       292,652
Banca Commerciale Italiana
  Banking                                                24,196       144,761
Credito Italiano
  Banking                                                23,302       122,035
Ente Nazionale
  Idrocarburi
  Energy Sources                                         40,062       262,683
IMI
  Banking                                                 8,345       131,510
Instituto Bancario Sao Paulo
  Banking                                                 9,092       131,255
Rinascente
  Retailing                                              14,636       145,804
Telecom Italia
  Telephone Utilities                                    32,800       241,558
Telecom Italia Mobile
  Telephone Utilities                                    50,369       308,153
--------------------------------------------------------------------------------
                                                                    1,780,411
                                                                  -----------
JAPAN--19.4%
--------------------------------------------------------------------------------
Aoyama Trading Co.
  Retailing                                               6,200       153,352
Asahi Chemical Industry
  Co. Ltd.
  Chemicals                                              48,000       173,573
Bank of Tokyo Mitsubishi
  Banking                                                18,050       191,766
Citizen Watch Co. Ltd.
  Household Appliances                                   32,000       264,989
DDI Corp.
  Telephone Utilities                                        64       223,563
Dai-Ichi Kangyo Bank
  Banking                                                16,000        94,308
Dai Nippon Printing
  Multi-Industry                                          8,000       128,155
Daiwa Securities Co. Ltd.
  Financial Services                                     60,000       259,058
Fuji Photo Film Co. Ltd.
  Household Appliances                                    2,000        69,863
Fujitsu Ltd.
  Data Processing &
  Reproduction                                           26,000       274,535
Honda Motor Co. Ltd.
  Automobiles                                             9,000       321,545
Ines Corp.
  Business & Public
  Services                                               19,000       130,542
Japan Tobacco
  Beverages & Tobacco                                        44       298,807
Kawasaki Steel Corp.
  Steel                                                  89,000       160,917
Mitsubishi Heavy Industries
  Machinery & Engineering                                51,000       193,274
Mitsubishi Trust & Banking
  Banking                                                16,000       136,429
Mitsui Mining & Smelting Co.
  Non-Ferrous Metals                                     24,000        99,978
Nippon Oil Co. Ltd.
  Energy Sources                                         35,000       113,401
Nippon Paper Industries
  Forest Products & Paper                                39,000       163,029
Nippon Telegraph &
  Telephone Co.
  Telephone Utilities                                        76       632,097
Nomura Securities Ltd.
  Financial Services                                     17,000       198,561
Osaka Gas Co. Ltd.
  Electrical & Gas Utilities                             79,000       203,399
Osaka Sanso
  Chemicals                                              45,000        92,753
Ryohin Keikaku Co. Ltd.
  Food & Household
  Products                                                3,600       346,279
Sakura Bank Ltd.
  Banking                                                56,000       145,802
Sankyo Co. Ltd.
  Pharmaceuticals & Health                               11,000       251,392
Shin-Etsu Chemical Co. Ltd.
  Chemicals                                              13,800       239,531
Sony Corp.
  Household Appliances                                    4,000       345,701
Sumitomo Bank Ltd.
  Banking                                                34,000       331,959
Sumitomo Electric Industries
  Industrial Components                                  21,000       213,083
TDK Corp.
  Automobiles                                             4,000       296,522
Tokio Marine & Fire Insurance
  Insurance                                              28,000       288,768
Toyota Motor Corp.
  Automobiles                                             9,000       233,673
                                                                  -----------
                                                                    7,270,604
                                                                  -----------
MEXICO--0.1%
--------------------------------------------------------------------------------
Grupo Carso
  Multi-Industry                                          3,200        13,463
                                                                  -----------
NETHERLANDS--4.8%
--------------------------------------------------------------------------------
ABN AMRO Holdings NV
  Banking                                                 4,532       106,124
Akzo Nobel NV
  Chemicals                                                 792       176,186
Elsevier NV
  Business & Public Services                              9,776       147,644
ING Groep NV
  Financial Services                                      4,075       267,023
Philips Electronics NV
  Household Appliances                                    2,171       182,630
Royal Dutch Petroleum
  Energy Sources                                         11,444       635,043
Unilever NA
  Food & Household
  Products                                                3,580       284,250
                                                                  -----------
                                                                    1,798,900
PORTUGAL--1.2%
--------------------------------------------------------------------------------
Banco Commercial Portuguese
  Banking                                                 5,895       167,493
Cimpor Cimentos De
  Portugal S.G.P.S
  Building Materials                                      3,386       119,042
Jeronimo Martins
  Food & Household
  Products                                                3,658       175,846
                                                                  -----------
                                                                      462,381
SPAIN--4.6%
--------------------------------------------------------------------------------
Argentaria Corp Bancariade
  Espana
  Banking                                                 5,952       133,517
Banco Bilbao Vizcaya SA
  Banking                                                 5,212       267,482
Banco Santandar SA
  Banking                                                10,422       266,752
Compania Telefonica
  Nacional Espana
  Telephone Utilities                                     6,348       293,494
Endesa (Emp. Nac. De
  Electricidad)
  Electric & Gas Utilities                                4,290        93,857
Grupo Acciona
  Building & Construction                                   661       157,243
Repsol SA
  Energy Sources                                          2,371       130,649
Urbis SA*
  Building & Construction                                18,245       254,609
Viscofan Envoltura
  Miscellaneous Materials                                 3,060       142,474
                                                                  -----------
                                                                    1,740,077
                                                                  -----------
SWEDEN--2.4%
--------------------------------------------------------------------------------
ABB AB
  Machinery & Engineering                                 9,142       129,519
A B Volvo
  Automobiles                                             4,253       126,641
Astra AB--Class A
  Pharmaceuticals & Health                                8,574       175,221
Ericsson LM--Class B
  Electrical & Electronics                               10,541       307,930
Skandia Forsikring AB
  Insurance                                              11,547       165,040
                                                                  -----------
                                                                      904,351
                                                                  -----------
SWITZERLAND--7.2%
--------------------------------------------------------------------------------
Credit Suisse Group
  Banking                                                 1,371       305,562
Nestle SA
  Food & Household
  Products                                                  200       428,713
Novartis AG
  Pharmaceuticals & Health                                  353       588,372
Roche Holdings AGM
  Pharmaceuticals & Health                                   33       324,596
Schweiz Ruckverischerungs
  Insurance                                                 109       276,117
United Bank of
  Switzerland AG
  Banking                                                 1,316       490,143
Zurich Versicherungs
  Insurance                                                 411       262,727
                                                                  -----------
                                                                    2,676,230
                                                                  -----------
THAILAND--0.3%
--------------------------------------------------------------------------------
Bangkok Bank Public
  Co. Ltd.
  Banking                                               116,600       120,192

UNITED KINGDOM--21.7%
--------------------------------------------------------------------------------
Abbey National PLC
  Banking                                                11,857       210,845
Allied Irish Banks
  Banking                                                12,677       184,151
Barclays Bank PLC
  Banking                                                10,325       297,901
Bass PLC
  Beverage & Tobacco                                      9,880       185,257
B.A.T. Industries PLC
  Multi-Industry                                         14,289       143,150
BG PLC
  Electrical & Gas Utilities                             22,716       131,424
British Aerospace PLC
  Airlines                                               16,881       129,375
British Petroleum Co.
  Energy Sources                                         32,020       467,274
British
  Telecommunications PLC
  Telephone Utilities                                    36,591       452,110
Cable & Wireless PLC
  Telephone Utilities                                    14,020       170,419
Cadbury Schweppes
  Food & Household
  Products                                                8,780       135,971
Centrica PLC.*
  Electrical & Gas Utilities                             61,149       103,377
CRH PLC
  Building Materials                                     19,483       276,512
Diageo PLC
  Beverage & Tobacco                                     25,158       298,245
GKN
  Machinery & Engineering                                14,068       179,341
General Electric Co. PLC
  Electrical & Electronics                               21,715       187,270
Glaxo Wellcome
  Pharmaceuticals & Health                               17,834       535,696
Granada Group PLC
  Business & Public
  Services                                               13,065       240,397
Great Universal Stores
  Retailing                                              13,484       177,862
Guardian Royal Exchange
  Insurance                                              21,416       125,512
Hong Kong & Shanghai
  Bank Corp. Holdings
  Banking                                                12,824       325,680
Imi PLC
  Machinery & Engineering                                14,839        91,921
Imperial Chemical Industries
  Chemicals                                               7,385       118,622
Kingfisher PLC
  Retailing                                              11,130       179,333
Ladbroke Group PLC
  Leisure & Tourism                                      23,736       130,389
Lloyds TSB Group PLC
  Banking                                                28,227       395,190
National Power
  Electrical & Gas Utilities                             13,179       124,108
Orange PLC.*
  Telephone Utilities                                    26,642       282,474
Prudential Corp. PLC
  Insurance                                              14,163       186,701
Royal Bank of Scotland
  Group
  Banking                                                12,554       217,999
Royal & Sun Alliance
  Insurance                                              10,864       112,375
Scottish Power
  Electrical & Gas Utilities                             14,613       128,096
SmithKline Beecham Plc
  Real Estate                                            35,803       437,293
Unilever Plc
  Food & Household
  Products                                               16,879       179,807
Vodafone
  Telephone Utilities                                    27,478       348,917
Zeneca
  Pharmaceuticals & Health                                5,280       226,748
                                                                  -----------
                                                                    8,117,742
                                                                  -----------
TOTAL COMMON STOCKS                                                35,698,156

TOTAL INVESTMENTS
(Identified Cost
   $32,357,836)                                            95.3%   35,698,156

OTHER ASSETS
   LESS LIABILITIES                                         4.7     1,771,088
                                                          -----   -----------
NET ASSETS                                                100.0%  $37,469,244
                                                          =====   ===========
* Non income producing securities.

See notes to financial statements

Forward contracts which were open at June 30, 1998 are as follows:


                                                                          UNREALIZED
                                   MARKET    AGGREGATE   DELIVERY DATE   APPRECIATION
       CURRENCY    COUNTRY         VALUE    FACE VALUE   OF CONTRACTS   (DEPRECIATION)
       --------    -------         -----    ----------   ------------   --------------
Lira (Sell) ...... Italy         $115,040   $114,338      July-1998         $(702)
Pound (Buy) ...... Great Britain   69,805     69,568      July-1998           237
                                                                            -----
                                                                            $(465)
                                                                            =====

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments at value (Note 1A) (Identified Cost, $32,357,836)        $35,698,156
Foreign currency, at value (Cost, $223,239)                              219,562
Cash                                                                   1,569,863
Receivable for investments sold                                          329,604
Receivable for forward contracts                                             237
Dividends and interest receivable                                         64,776
--------------------------------------------------------------------------------
 Total assets                                                         37,882,198
--------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                         371,735
Payable to affiliates--Investment advisory fees (Note 2)                  29,927
Payable for forward contracts                                                702
Other liabilities                                                         10,590
--------------------------------------------------------------------------------
 Total liabilities                                                       412,954
--------------------------------------------------------------------------------
NET ASSETS                                                           $37,469,244
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                             $37,469,244
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $87,627) $ 324,271
Interest                                                  2,573
--------------------------------------------------------------------------------
 Total investment income                                               $ 326,844
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)                       173,525
Administrative fees (Note 3)                              8,676
--------------------------------------------------------------------------------
 Total expenses                                         182,201
Less aggregate amount waived by the Administrator
 (Note 3)                                                (8,676)
--------------------------------------------------------------------------------
 Net expenses                                                            173,525
--------------------------------------------------------------------------------
Net investment income                                                    153,319
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions          2,131,344
Net realized gain on foreign exchange currencies
 transactions                                             9,802
--------------------------------------------------------------------------------
 Net realized gain                                                     2,141,146
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments--
 Beginning of period                                    454,843
 End of period                                        3,341,664        2,886,821
--------------------------------------------------------------------------------
Translation of other assets and liabilities denominated
 in foreign currencies--net                                                2,013
--------------------------------------------------------------------------------
Net change in unrealized appreciation                                  2,888,834
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                        5,029,980
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $5,183,299
--------------------------------------------------------------------------------

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                 JUNE 30, 1998    YEAR ENDED
                                                  (Unaudited)  DECEMBER 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                               $ 153,319       $ 257,502
Net realized gain on investments and foreign
 exchange transactions                              2,141,146       3,143,416
Net change in unrealized appreciation
  (depreciation) of investments and foreign
  currency exchange                                 2,888,834        (968,584)
------------------------------------------------------------------------------
 Net increase in net assets resulting
  from operations                                    5,183,299       2,432,334
------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                         3,074,024       7,972,770
Value of withdrawals                               (4,558,399)    (25,691,025)
------------------------------------------------------------------------------
Net decrease in net assets from capital
 transactions                                      (1,484,375)    (17,718,255)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:              3,698,924     (15,285,921)
------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                33,770,320      49,056,241
------------------------------------------------------------------------------
End of period                                     $37,469,244     $33,770,320
------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                  MAY 1, 1994
                          SIX MONTHS                             (COMMENCEMENT
                          ENDED YEAR    ENDED DECEMBER 31,     OF OPERATIONS) TO
                        JUNE 30, 1998 -----------------------     DECEMBER 31,
                         (Unaudited)   1997     1996    1995          1994
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)           $37,469   $33,770  $49,056  $40,114      $32,153
Ratio of expenses to average
 net assets                  1.00%*    1.00%    1.11%    1.20%        1.22%*
Ratio of net investment income to
 average net assets          0.88%*    0.58%    0.65%    0.59%        0.60%*
Portfolio turnover             54%       99%     109%      51%          25%

Note: If the Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Expenses to average
 net assets                  1.05%*    1.06%    1.13%      N/A          N/A
Net investment income to
 average net assets          0.83%*    0.52%    0.63%      N/A          N/A
--------------------------------------------------------------------------------
 * Annualized

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES International Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of its merger is subject to the satisfaction of certain conditions.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The following significant accounting policies consistently followed by the Portfolio are as follows:
   A. Investment Security Valuations Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) in the portfolio are valued on the basis of valuations furnished by a pricing service approved by the Board of Trustees, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.
   B. Foreign Currency Translation The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.
   C. Forward Foreign Currency Exchange Contracts The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
   D. Accounting For Investments Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.
   E. U.S. Federal Income And Other Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.
   F. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   G. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

2. INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $173,525 for the six months ended June 30, 1998. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $8,676, all of which was voluntarily waived for the six months ended June 30, 1998. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS
For the six months ended June 30, 1998, purchases and sales of investment securities, other than short-term investments, aggregated $18,117,716 and $19,417,336, respectively.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/(depreciation) in value of the investment securities owned at June 30, 1998 as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $32,357,836
--------------------------------------------------------------------------------
Gross unrealized appreciation                                  $ 5,956,633
Gross unrealized depreciation                                   (2,616,313)
--------------------------------------------------------------------------------
Net unrealized appreciation                                    $ 3,340,320
--------------------------------------------------------------------------------

6. EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.
   The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would on an annual basis exceed an agreed upon rate, which as of July 1, 1996 is 1.00% of average daily net assets.

7. FINANCIAL INSTRUMENTS
The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.
   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at June 30, 1998.

8. LINE OF CREDIT
The Portfolio, along with the other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1998, the commitment fee allocated to the Portfolio was $73. Since the line of credit was established, there have been no borrowings.